Income taxes - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective tax rate	24.20%	22.30%	28.50%
Deferred tax liability (asset)	€ 3,377	€ 3,492	€ 3,557
Temporary differences associated with investments in subsidiaries for which a deferred tax liability has not been recognized	244	309
Tax provisions for audit	€ 175	€ 122